Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life

Depreciation is calculated on the straight-line basis to write off the cost of each item of property and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Electronic equipment	33%
Office equipment	20%
Motor vehicles	25%
Leasehold improvements	Over the shorter of the lease terms and estimated useful lives

Schedule of Segment Revenue	Therefore, only segment revenue and segment results are presented.
	For the Year Ended December 31, 2023
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	146,372	61,665	1,029,360	128,468	1,365,865
Cost of revenue	(103,708)	(11,385)	(946,543)	(103,810)	(1,165,446)
Gross profit	42,664	50,280	82,817	24,658	200,419
Gross profit %	29.1	81.5	8.0	19.2	14.7

	For the Year Ended December 31, 2023
	Discontinued operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	32,659	13,814	4,477	1,232	52,182
Cost of revenue	(20,758)	(752)	(4,854)	-	(26,364)
Gross profit	11,901	13,062	(377)	1,232	25,818
Gross profit %	36.4	94.6	(8.4)	100.0	49.5
	For the Year Ended December 31, 2024
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB	USD
Segment revenue
Sales to external customers	50,029	24,237	1,382,580	128,794	1,585,640	217,232
Cost of revenue	(25,856)	(10,781)	(1,220,725)	(99,149)	(1,356,511)	(185,841)
Gross profit	24,173	13,456	161,855	29,645	229,129	31,391
Gross profit %	48.3	55.5	11.7	23.0	14.5	14.5

	For the Year Ended December 31, 2025
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB	USD
Segment revenue
Sales to external customers	45,108	17,694	1,719,620	71,880	1,854,302	265,162
Cost of revenue	(22,121)	(7,742)	(1,577,482)	(54,891)	(1,662,236)	(237,697)
Gross profit	22,987	9,952	142,138	16,989	192,066	27,465
Gross profit %	51.0	56.2	8.3	23.6	10.4	10.4

Schedule of Loss from Continuing Operations before Income Tax

Loss from Continuing Operations before Income Tax:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Vocational education	19,800	6,834	7,486	1,070
HR recruitment	11,527	9,887	8,644	1,236
Employee management	193,383	136,814	168,157	24,046
Market service	15,320	35,054	1,014	146
Total operating expenses	240,030	188,589	185,301	26,498
Less: revenues from the discontinued operations	20,690	-	-	-
Revenues from the continuing operations	219,340	188,589	185,301	26,498
Income (Loss) from continuing operations before income tax	49,016	(41,298)	50,457	7,214

Schedule of Segment Assets
	As of December 31,
	2024	2025
	RMB	RMB	USD
Segment assets:
Vocational education	74,234	86,620	12,386
HR recruitment	10,958	14,209	2,032
Employee management	784,490	1,105,533	158,089
Market service	38,681	36,493	5,219
Total assets	908,363	1,242,855	177,726